Income Tax - Schedule of Reconciliation of Income Tax Rate to the Effective Income Tax Rate Based on Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Income Tax Rate to the Effective Income Tax Rate Based on Income Before Income Taxes [Abstract]
Income before income taxes	$ 1,126	$ 1,377
Statutory income tax rate	17.00%	17.00%
Income tax expense at statutory rate	$ 191	$ 234
Tax effect of non-taxable income	(30)
Tax effect of non-deductible items	2	4
Tax Rebate	(28)
Under/(Over) provision in previous financial year	(24)
Tax holiday	(13)	(13)
Income tax expense	$ 98	$ 225